Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	Guggenheim Funds Trust
CIK	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 04, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A